Reporting and Accounting Policies - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 01, 2015
Property, Plant and Equipment [Line Items]
Held for sale property		$ 8.7	$ 8.7
Qualified retirement age		55 years
Accelerated vesting percentage		50.00%
Assets		$ 33,427.5	29,819.3
Liabilities		24,986.7	22,065.0
Retained earnings		5,140.4	4,686.6
Net realized gains		$ 51.1	112.7	$ 224.2
Service business operations percent of total revenues		0.005
Property and equipment, net		$ 1,177.1	1,037.2
Other liabilities	[1]	$ 2,495.5	$ 2,067.8
Lower Limit
Property, Plant and Equipment [Line Items]
Auction rate securities, expected auction date		7 days
Upper Limit
Property, Plant and Equipment [Line Items]
Auction rate securities, expected auction date		49 days
Computer equipment and laptops [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life		3 years
Land and building [Member]
Property, Plant and Equipment [Line Items]
Percentage of total property and equipment		65.00%	75.00%
Software licenses [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life		1 year
Software licenses [Member] | Upper Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life		5 years
Capitalized software [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life		3 years
Capitalized software [Member] | Upper Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life		10 years
Buildings, improvements and integrated components [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life		7 years
Buildings, improvements and integrated components [Member] | Upper Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life		40 years
All other property and equipment [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life		3 years
All other property and equipment [Member] | Upper Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life		15 years
ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Equity interest percentage		69.20%	69.20%		5.00%
ARX Holding Corp. | Lower Limit
Property, Plant and Equipment [Line Items]
Intangible assets finite lives		7 years
ARX Holding Corp. | Upper Limit
Property, Plant and Equipment [Line Items]
Intangible assets finite lives		14 years
Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Tax benefit from vesting of equity-based compensation		$ 9.2	$ 16.8	$ 12.8
Pro Forma | Property Subject to Operating Lease | Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Assets		150.0
Liabilities		150.0
Equity securities | Pro Forma | Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Retained earnings		821.0
Quarterly | Pro Forma | Adjustments for New Accounting Pronouncement | Lower Limit
Property, Plant and Equipment [Line Items]
Net realized gains		12.0
Quarterly | Pro Forma | Adjustments for New Accounting Pronouncement | Upper Limit
Property, Plant and Equipment [Line Items]
Net realized gains		69.0
Licenses | Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Property and equipment, net		94.0
Other liabilities		$ 75.0

[1]	See Note 12 – Litigation and Note 13 – Commitments and Contingencies for further discussion.